Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Information by Segment	The following tables present summary information by segment:
	Market data services and consulting services	Introducing broker services	Unallocated	Total
Year Ended December 31, 2023
REVENUE	$824,098	$45,837	$-	$869,935

GROSS PROFIT	$660,399	$36,588	$-	$696,987

NET LOSS FROM CONTINUING OPERATIONS	$(1,495,023)	$(402,500)	$(2,456,947)	$(4,391,980)

DEPRECIATION AND AMORTIZATION	$45,782	$-	$-	$45,782
CAPITAL EXPENDITURE	$970	$-	$-	$970

Year Ended December 31, 2022
REVENUE	$696,668	$376,683	$-	$1,073,351

GROSS PROFIT	$542,167	$300,100	$-	$842,267

NET LOSS FROM CONTINUING OPERATIONS	$(2,850,985)	$(623,782)	$(2,189,612)	$(5,664,379)

DEPRECIATION AND AMORTIZATION	$66,428	$-	$-	$66,428
CAPITAL EXPENDITURE	$3,792	$-	$-	$3,792

Year Ended December 31, 2021
REVENUE	$176,262	$392,358	$-	$568,620

GROSS PROFIT	$34,960	$392,358	$-	$427,318

NET LOSS FROM CONTINUING OPERATIONS	$(4,075,518)	$(451,204)	$(2,590,585)	$(7,117,307)

DEPRECIATION AND AMORTIZATION	$40,130	$-	$-	$40,130
CAPITAL EXPENDITURE	$37,068	$-	$-	$37,068

As of December 31, 2023
TOTAL ASSETS	$7,586,067	$325,115	$149,076,038	$156,987,220
As of December 31, 2022
TOTAL ASSETS	$8,910,311	$719,651	$1,785,545	$11,415,507